RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016
Related Party Transaction [Line Items]
Accrued interest receivable	$ 707		$ 707
Royalty on Sales, Percentage	1.00%
Related Party Transaction, Rate	1.00%		1.00%
Accounts Payable, Current	$ 957,360		$ 784,771		$ 320,916
Repayments of Notes Payable	12,319	$ 0
IMT Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument Demand Deferral, Minimum Capital Proceeds Required	15,000,000		15,000,000
Repayments of Notes Payable	33,000
Director [Member]
Related Party Transaction [Line Items]
Accounts Payable, Current	120,000		120,000	$ 120,000	0
Repayments of Notes Payable			33,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties			18,731
Accounts Payable, Related Parties			12,607		8,812
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	34,957		4,135		2,694
Accounts Payable, Current	19,429		18,731
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	19,429		18,731		41,445
Accounts Payable, Related Parties	54,347		0		3,284
Related Party Advances Receivable, Amount Forgave			22,182
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	15,405		$ 0		116
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 103,278				$ 97,500
Interactive Motion Technologies, Inc. [Member] | Director [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,190,376		5,190,376
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	360,231		360,231
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 675,058